Interest Rate Swaps (Tables)	12 Months Ended
Dec. 31, 2022
Interest Rate Swaps
Schedule of interest rate swap liabilities

Derivatives designated as hedging instruments (in thousands of U.S. Dollars)	Balance Sheet location	December 31, 2022	December 31, 2021
Interest rate swap	Current portion of derivative assets	$1,468	254
Interest rate swap	Non - current portion of derivative assets	$—	795

The following table shows the interest rate swap assets not designated as hedging instruments as of December 31, 2022 and December 31, 2021:

Derivatives not designated as hedging instruments (in thousands of U.S. Dollars)	Balance Sheet location	December 31, 2022	December 31, 2021
Interest rate swap	Current portion of derivative assets	$3,459	53
Interest rate swap	Non - current portion of derivative assets	$—	187